Alger Mid Cap Focus Fund Annual Fund Operating Expenses - Class I Shares [Member] - Alger Mid Cap Focus Fund - Class I	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.15%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $250 million is .70%, and for assets in excess of $250 million is .50%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .67%.